Document and Entity Information	Jul. 26, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001540184
Document Type	8-K
Document Period End Date	Jul. 26, 2021
Entity Registrant Name	MEDALLIA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38982
Entity Tax Identification Number	77-0558353
Entity Address, Address Line One	575 Market Street
Entity Address, Address Line Two	Suite 1850
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(605)
Local Phone Number	321-3000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares ($0.001 par value)
Trading Symbol	MDLA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false